Submission	Jun. 22, 2026
Submission [Line Items]
Central Index Key	0002096861
Registrant Name	Sinda Ltd.
Registration File Number	333-296567
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A